REVENUE RECOGNITION - Contract assets and liabilities from contracts with customers (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jan. 15, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets	$ 17,450	$ 632,095		$ 278,520
Contract liabilities	$ 31,733,888	$ 12,028,182	$ 9,091,031	$ 9,137,395	$ 2,894,905